Equity - Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 3,456,487	₩ 3,609,851
Expected reversal of regulatory reserve for loan losses	512,852	(153,364)
Ending balance	₩ 3,969,339	₩ 3,456,487